Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Strive 500 ETF (STRV)
Strive Emerging Markets Ex-China ETF (STXE)
Strive U.S. Energy ETF (DRLL)
Strive U.S. Semiconductor ETF (SHOC)
Strive FAANG 2.0 ETF (FTWO)
Strive 1000 Growth ETF (STXG)
Strive 1000 Value ETF (STXV)
Strive Small-Cap ETF (STXK)
Strive 1000 Dividend Growth ETF (STXD)
(the “Funds”)
(each a series of EA Series Trust)

December 13, 2023

Supplement to each Fund’s Summary Prospectus, each dated November 30, 2023 and to the Funds’ Prospectus and Statement of Additional Information (“SAI”),
each dated November 30, 2023 (as supplemented December 8, 2023)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and the Funds’ Prospectus and SAI.

Effective on January 10, 2024, each Fund will transfer its primary listing to the New York Stock Exchange. Strive 500 ETF (STRV), Strive Emerging Markets Ex-China ETF (STXE), Strive U.S. Energy ETF (DRLL), Strive U.S. Semiconductor ETF (SHOC), and Strive FAANG 2.0 ETF (FTWO) will no longer be listed on NYSE Arca, Inc. and Strive 1000 Growth ETF (STXG), Strive 1000 Value ETF (STXV), Strive Small-Cap ETF (STXK), and Strive 1000 Dividend Growth ETF (STXD) will no longer be listed on The NASDAQ Stock Market, LLC. All references in each Fund’s Summary Prospectus and the Funds’ Prospectus and SAI to each Fund’s shares being listed on NYSE Arca, Inc. and The NASDAQ Stock Market, LLC will be changed to refer to the New York Stock Exchange.

Supplement Closing [Text Block]	ck0001592900_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Strive 500 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive 500 ETF
Strive 500 ETF | Strive 500 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STRV
Strive Emerging Markets Ex-China ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive Emerging Markets Ex-China ETF
Strive Emerging Markets Ex-China ETF | Strive Emerging Markets Ex-China ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STXE
Strive U.S. Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive U.S. Energy ETF
Strive U.S. Energy ETF | Strive U.S. Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DRLL
Strive U.S. Semiconductor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive U.S. Semiconductor ETF
Strive U.S. Semiconductor ETF | Strive U.S. Semiconductor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SHOC
Strive FAANG 2.0 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive FAANG 2.0 ETF
Strive FAANG 2.0 ETF | Strive FAANG 2.0 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FTWO
Strive 1000 Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive 1000 Growth ETF
Strive 1000 Growth ETF | Strive 1000 Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STXG
Strive 1000 Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive 1000 Value ETF
Strive 1000 Value ETF | Strive 1000 Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STXV
Strive Small-Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive Small-Cap ETF
Strive Small-Cap ETF | Strive Small-Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STXK
Strive 1000 Dividend Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive 1000 Dividend Growth ETF
Strive 1000 Dividend Growth ETF | Strive 1000 Dividend Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STXD